Business Combination - Reconciliation of Number Shares of Common Stock (Details) - shares			3 Months Ended	12 Months Ended
		Jul. 01, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reverse Recapitalization [Line Items]
Shares in Business Combination	[1]				7,548
Earnout Shares				3,213,000
Less: redemption of FCAC shares		(19,864,030)	(6,002,255)	(19,864,030)
Shares issued in Private Placement financing				42,560,000
Legacy Sharecare shares converted to common stock		271,051,959		271,051,959
Common stock outstanding			345,788,707	345,788,707	217,106,957
Sponsor members
Schedule of Reverse Recapitalization [Line Items]
Shares in Business Combination				5,627,250
Common stock outstanding			337,088,179	337,088,179
Common shareholders
Schedule of Reverse Recapitalization [Line Items]
Shares in Business Combination				43,340,250
FCAC
Schedule of Reverse Recapitalization [Line Items]
Common stock outstanding			34,500,000	34,500,000

[1]	Retroactively restated for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.